CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Ordinary shares	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Treasury stock purchases	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests	Redeemable non-controlling interest of sponsored fund
Beginning balance at Dec. 31, 2019	$ 211,941,612		$ 17,772	$ 3,376		$ 285,767,622	$ 724,008	$ (866,421)	$ (73,704,745)		$ 3,084,122
Beginning balance (in shares) at Dec. 31, 2019			1,777,218,449	337,611,722
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)			17,138,985
Issuance of Class A ordinary shares upon settlement of share-based awards	5,317		$ 172			5,145
Share-based compensation	6,054,612					6,054,612
Treasury stock purchases (in shares)					10,429,305
Treasury stock purchases	(2,172,819)				$ (2,172,819)
Provision of statutory reserve							1,939,543		(1,939,543)
Foreign currency translation adjustment	3,752,464							3,752,464
Unrealized gain (loss) on available-for-sale securities	41,149							41,149
Investment in sponsored fund from non-controlling shareholders											4,251,549
Disposal of sponsored fund from non-controlling shareholders											10,450,123
Net income (loss)	16,064,793								16,064,793		$ 3,114,452
Ending balance at Dec. 31, 2020	235,687,128		$ 17,944	$ 3,376	$ (2,172,819)	291,827,379	2,663,551	2,927,192	(59,579,495)
Ending balance (in shares) at Dec. 31, 2020			1,794,357,434	337,611,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)			38,004,705
Issuance of Class A ordinary shares upon settlement of share-based awards	549,984		$ 379			549,605
Class B ordinary shares converted into Class A ordinary shares (in shares)			115,500,000	(115,500,000)
Class B ordinary shares converted into Class A ordinary shares			$ 1,155	$ (1,155)
Issuance of ordinary shares upon follow-on public offering (in shares)			112,125,000
Issuance of ordinary shares upon follow-on public offering	175,421,594		$ 1,121			175,420,473
Share-based compensation	13,370,377					13,370,377
Provision of statutory reserve							899,337		(899,337)
Foreign currency translation adjustment	1,839,022							1,839,022
Unrealized gain (loss) on available-for-sale securities	1,899,605							1,899,605
Equity component of convertible bonds	3,167,457					3,167,457
Net income (loss)	14,690,701								14,690,701
Ending balance at Dec. 31, 2021	446,625,868		$ 20,599	$ 2,221	$ (2,172,819)	484,335,291	3,562,888	6,665,819	(45,788,131)
Ending balance (ASU 2020-06) at Dec. 31, 2021	(3,009,656)					(3,167,457)			157,801
Ending balance (in shares) at Dec. 31, 2021			2,059,987,139	222,111,722	10,429,305
Changes in equity
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)			36,915,928
Issuance of Class A ordinary shares upon settlement of share-based awards	366,537		$ 369			366,168
Class B ordinary shares converted into Class A ordinary shares (in shares)			124,500,000	(124,500,000)
Class B ordinary shares converted into Class A ordinary shares			$ 1,245	$ (1,245)
Share-based compensation	14,213,841					14,212,067				$ 1,774
Provision of statutory reserve							2,608,739		(2,608,739)
Foreign currency translation adjustment	(8,130,208)							(8,128,640)		(1,568)
Unrealized gain (loss) on available-for-sale securities	(768,590)							(768,590)
Accretion of redeemable non-controlling interests	(61,870)					(58,776)				(3,094)
Capital contribution from non-controlling interests	7,850					18,391				(10,541)
Net income (loss)	(2,256,880)								(2,127,665)	(129,215)
Ending balance at Dec. 31, 2022	$ 446,986,892	$ 22,213		$ 976	$ (2,172,819)	$ 495,705,684	$ 6,171,627	$ (2,231,411)	$ (50,366,734)	$ (142,644)
Ending balance (in shares) at Dec. 31, 2022		2,221,403,067		97,611,722	10,429,305